Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of key management personnel

Position	Compensation
Chief Executive Officer	€23,520
Director of Technical Operations	€113,456
Chief Commercial Officer	€156,227

Schedule of remuneration of Directors and other members of key management

	2021	2020
	€	€
Directors’ fees	149,670	37,309
	149,670	37,309

Schedule of disposal of financial assets

	2021	2020
	€	€
Komisium Ltd	276,330	—
	276,330	—

Schedule of transaction with related parties

			2021	2020
	Relationship	Nature of transactions	€	€
Logflex Limited	Common Owner/Shareholder	Market access revenue share	17,381,579	5,032,875
Streaming Upload MON. E.P.E.	Common Director	Marketing and Administrative	5,571,260	4,434,000
Frider Commercial Inc	Common Owner/Shareholder	Consultancy	1,635,834	415,150
Wise Panda Media Ltd	Common Owner/Shareholder	Marketing and Administrative	—	132,174
Pressbox S.A.	Key Management	Marketing and Administrative	160,289	—
Blu Moon Limited	Key Management	Marketing and Administrative	329,288	—
P. Trataris A. Filalithis OE / Anatropia	Common Director	Marketing and Administrative	40,000	—
Blue Fields Trading limited	Common Director	Marketing and Administrative	294,156	—
			25,412,406	10,014,199

		2021	2020	2019
Name	Relationship	€	€	€
Boflex Ltd	Common Owner/Shareholder	166,798	—	—
Boflex Ltd – impairment	Common Owner/Shareholder	(166,798)	—	—
Sendross Ltd	Common Owner/Shareholder	41,529	6,895,372	2,762,150
Logflex Ltd	Common Owner/Shareholder	4,586,308	3,121,917	—
Komisium Ltd	Ultimate parent company	1,200	—	1,200
Seflex Ltd	Common Owner/Shareholder	859	850	850
		4,629,896	10,018,139	2,764,200

		2021	2020	2019
Name	Relationship	€	€	€
Logflex Ltd	Common Owner/Shareholder	6,682,463	5,137,716	102,045
Gaming Synergies Ltd	Common Director	37,806	736,375	1,037,943
Sendross Ltd	Common Owner/Shareholder	—	2,143,305	2,143,305
Komisium Ltd	Ultimate parent company	4,030,825	—	—
Streaming Upload MON. E.P.E.	Common Director	88,920	—	—
Pressbox S.A.	Key Management	1,200	—	—
		10,841,214	8,017,396	3,283,293

		2021	2020	2019
	Relationship	€	€	€
Logflex Ltd	Common Owner/Shareholder	4,000,000	—	—
Komisium Ltd	Ultimate parent company	3,000,000	—	—
		7,000,000	—	—